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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/12

Check here if Amendment [_]; Amendment Number: ________________________________

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    SCFF Management, LLC
Address: 3000 Sand Hill Road
         Bldg 4, Suite 250
         Menlo Park, CA 94025

Form 13F File Number: 28-06135

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Leone
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

/s/ Douglas Leone    Menlo Park, California    02/13/13

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 5
Form 13F Information Table Value Total: $104,704
                                        (Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                             SCFF MANAGEMENT, LLC
                          FORM 13F INFORMATION TABLE
                                  12/31/2012

COLUMN 1           COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------        -------------- --------- --------- ------------------ ---------- -------- ---------------------
                                                                                            VOTING AUTHORITY
                   TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER      CLASS       CUSIP    (X $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------  -------------- --------- --------- --------- --- ---- ---------- -------- --------- ------ ----
AMAZON.COM
  INC               COMMON     023135106  19,827      79,034 SH          SOLE                79,034
CAFEPRESS
  INC               COMMON     12769A103   5,982   1,036,709 SH          SOLE             1,036,709
GREEN DOT
  CORP.         CLASS A COMMON 39304D102  34,499   2,827,749 SH          SOLE             2,827,749
INFOBLOX INC.       COMMON     45672H104  36,774   2,046,413 SH          SOLE             2,046,413
SABA
  SOFTWARE          COMMON     784932600   7,622     872,092 SH          SOLE               872,092